Equity	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
EQUITY

11. EQUITY

Ordinary shares

The Company has 45 million ordinary shares authorized. Holders of ordinary shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The par value of share capital is EUR 0.01 per share.

During the six months ended June 30, 2022, the Company issued ordinary shares as follows:

●	1,725,000 ordinary shares issued for gross proceeds of approximately $25.9 million (proceeds net of offering expenses was $23.9 million);

●	689,973 ordinary shares issued for exercise of warrants, including cashless exercises (proceeds from cash exercises of warrants was $382,500); and

●	58,000 ordinary shares issued for services valued at $787,620

Warrants

During the year ended December 31, 2021, in conjunction with private sales of ordinary shares, the Company issued 3,755,000 warrants and issued 140,000 underwriter warrants with its IPO, cumulatively valued at $754,286, which was recorded to Reserve in the Statement of Financial Position. The warrants were valued using the Black-Scholes pricing model. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement.

For the year ended December 31 2021, the estimated fair values of the warrants measured are as follows:

December 31,
2021
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

A summary of activity during the six months ended June 30, 2022 is as follows:

	Warrants	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	3,895,000	$3.08	1.60
Grants	-	-	-
Exercised	(507,500)	3.00	1.46
Expired	-	-	-
Balance as of June 30, 2022	3,387,500	$3.08	1.08

Stock options

During 2021, we adopted our 2021 Omnibus Incentive Plan, and on June 28, 2022 we adopted our 2022 Omnibus Incentive Plan (the “Plans”). Under the Plans, we are authorized to issue equity incentives in the form of incentive stock options, non-statutory stock options, restricted shares, restricted share units, share appreciation rights, performance units or performance shares under separate award agreements. Under the Plans, the aggregate number of shares underlying awards that we could issue cannot exceed 2,800,000 ordinary shares.

During the year ended December 31, 2021, the Company granted 1,504,650 stock options valued at $13,968,627. Stock options with time-based vesting were valued using the Black-Scholes pricing model, while stock options with market-based vesting were valued using the Monte Carlo simulation. During the year ended December 31, 2021, the Company recorded share-based compensation of $6,430,158 and the unamortized expense of $7,538,469 as of December 31, 2021. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

During the six months ended June 30, 2022, the Company granted 487,000 stock options valued at $4,336,798. Stock options with time-based vesting were valued using the Black-Scholes pricing model.

During the six months ended June 30, 2022, the Company recorded share-based compensation of $4,894,450 and had unamortized expense of $6,952,548 as of June 30, 2022. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

For the six months ended June 30, 2022, the estimated fair values of the stock options are as follows:

June 30,
2022
Exercise price	$8.91 - 20.87
Expected term	5.55 - 6.75 years
Expected average volatility	73% - 79%
Expected dividend yield	-
Risk-free interest rate	1.26% - 3.38%

A summary of activity during the six months ended June 30, 2022 follows:

	Stock Options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2021	1,504,650	$5.10	9.85
Grants	487,000	13.16	10.00
Exercised	-	-	-
Expiry	-	-	-
Balance as of June 30, 2022	1,991,650	$7.07	9.46

Exercisable as of June 30, 2022	933,040	$5.14	9.36